Vessels, net, Vessels, Net (Predecessor) (Details) - Robin Energy Ltd. Predecessor [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Net Book Value [Abstract]
Beginning balance	$ 7,416,892
Ending balance	6,875,903	$ 7,416,892
Vessels [Member]
Vessel Cost [Abstract]
Beginning balance	8,878,125	17,289,465
Capitalized vessel improvements	34,714	803,959
Vessel disposal		(9,215,299)
Ending balance	8,912,839	8,878,125
Accumulated Depreciation [Abstract]
Beginning balance	(1,461,233)	(1,640,906)
Vessel disposal		1,143,042
Depreciation	(575,703)	(963,369)
Ending balance	(2,036,936)	(1,461,233)
Net Book Value [Abstract]
Beginning balance	7,416,892	15,648,559
Capitalized vessel improvements	34,714	803,959
Vessel disposal		(8,072,257)
Depreciation	(575,703)	(963,369)
Ending balance	$ 6,875,903	$ 7,416,892